Other comprehensive income - Schedule of exchange differences included in other comprehensive income that may be reclassified to profit or loss, by currency (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Items that may be reclassified to profit or loss
Balance at beginning of year	€ (20,420)	€ (23,887)
Balance at end of year	(19,510)	(20,420)	€ (23,887)
Movement	41	(542)	(562)
Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(20,420)	(23,887)	(26,911)
Balance at end of year	(19,510)	(20,420)	(23,887)
Movement	910	3,467	3,024
From goodwill	249	496	167
From results	37	(173)	155
From net assets	624	3,144	2,702
Brazilian real | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(14,199)	(15,913)	(16,032)
Balance at end of year	(13,287)	(14,199)	(15,913)
Movement	912	1,714	119
From goodwill	191	376	30
From results	11	(98)	19
From net assets	710	1,436	70
Pound sterling | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(4,446)	(3,504)	(4,602)
Balance at end of year	(4,064)	(4,446)	(3,504)
Movement	382	(942)	1,098
From goodwill	20	(51)	41
From results	4	(67)	38
From net assets	358	(824)	1,019
Mexican peso | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(1,132)	(2,012)	(2,393)
Balance at end of year	(64)	(1,132)	(2,012)
Movement	1,068	880	381
From goodwill	62	56	26
From results	41	18	29
From net assets	965	806	326
Argentine peso | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(1,754)	(2,109)	(2,287)
Balance at end of year	(2,658)	(1,754)	(2,109)
Movement	(904)	355	178
From goodwill	(4)	0	0
From results	0	0	0
From net assets	(900)	355	178
Chilean peso | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(1,605)	(1,852)	(1,450)
Balance at end of year	(1,890)	(1,605)	(1,852)
Movement	(285)	247	(402)
From goodwill	(32)	31	(55)
From results	(34)	5	(43)
From net assets	(219)	211	(304)
US dollar | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	4,062	2,775	1,253
Balance at end of year	3,433	4,062	2,775
Movement	(629)	1,287	1,522
From goodwill	(64)	102	125
From results	(16)	(24)	102
From net assets	(549)	1,209	1,295
Polish zloty | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(776)	(678)	(638)
Balance at end of year	(325)	(776)	(678)
Movement	451	(98)	(40)
From goodwill	87	(21)	(9)
From results	32	0	(1)
From net assets	332	(77)	(30)
Other currencies | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(570)	(594)	(762)
Balance at end of year	(655)	(570)	(594)
Movement	(85)	24	168
From goodwill	(11)	3	9
From results	(1)	(7)	11
From net assets	€ (73)	€ 28	€ 148